Loans and Allowance for Credit Losses - Schedule of Classification of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before net deferred loan fees	$ 3,608,601	$ 3,167,762	$ 2,495,938
Net deferred loan fees	(13,078)	(14,153)
Total loans	3,595,523	3,153,609
Less: Allowance for credit losses	(44,848)	(39,813)	(39,632)	$ (38,539)
Net loans	3,550,675	3,113,796
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before net deferred loan fees	959,218	854,970	689,579
Total loans	959,218	854,970
Less: Allowance for credit losses	(8,765)	(7,310)	(9,242)	(8,203)
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before net deferred loan fees	1,313,284	1,064,297	908,673
Total loans	1,313,284	1,064,297
Less: Allowance for credit losses	(17,422)	(15,299)	(16,846)	(18,343)
Real Estate Portfolio Segment | Construction, Land Development and Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before net deferred loan fees	901,336	879,528	612,659
Total loans	901,336	879,528
Less: Allowance for credit losses	(14,027)	(13,305)	(9,757)	(8,090)
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before net deferred loan fees	202,731	151,032	92,229
Total loans	202,731	151,032
Less: Allowance for credit losses	(1,809)	(1,170)	(1,098)	(997)
Commercial, Industrial and Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before net deferred loan fees	127,659	124,603	118,155
Total loans	127,659	124,603
Less: Allowance for credit losses	(1,533)	(1,437)	(1,329)	(1,391)
Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before net deferred loan fees	104,373	93,332	74,643
Total loans	104,373	93,332
Less: Allowance for credit losses	$ (1,292)	$ (1,292)	$ (1,360)	$ (1,515)